Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 34,765	$ 26,657
Investment tax credits	36	805
Other receivables	4,461	4,593
Total	$ 39,262	$ 32,055